UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund Schedule of Investments February 29, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.1%)

Avon OH Local School Dist. BAN	3.500%	1/8/2009	2,000	2,009
Brunswick OH BAN	4.500%	5/8/2008	3,350	3,355
Butler County OH BAN	4.250%	8/7/2008	4,335	4,344
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/2008 (4)(Prere.)	4,570	4,672
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/2008 (4)(Prere.)	4,000	4,088
1 Butler County OH Waterworks Rev. TOB VRDO	3.740%	3/7/2008 (2)	5,050	5,050
Central Ohio Solid Waste Auth. BAN	4.000%	7/25/2008	16,000	16,031
1 Chillicothe OH City School Dist. TOB VRDO	3.410%	3/7/2008 (4)	5,180	5,180
1 Cincinnati OH City School Dist. GO TOB VRDO	3.190%	3/7/2008 LOC	17,155	17,155
1 Cincinnati OH City School Dist. GO TOB VRDO	3.200%	3/7/2008 (12)	11,622	11,622
1 Cincinnati OH City School Dist. GO TOB VRDO	3.410%	3/7/2008 (4)	6,530	6,530
1 Cincinnati OH City School Dist. TOB VRDO	3.230%	3/7/2008 (4)	12,600	12,600
1 Cincinnati OH Water System Rev. TOB VRDO	3.190%	3/7/2008	2,605	2,605
1 Cleveland OH Water Works Rev. TOB VRDO	3.240%	3/7/2008 (1)	3,695	3,695
Cleveland OH Water Works Rev. VRDO	3.100%	3/7/2008 (4)	3,000	3,000
Cleveland-Cuyahoga County OH Port
Auth. Rev. (Museum of Art) VRDO	3.040%	3/7/2008	7,300	7,300
Cleveland-Cuyahoga County OH Port
Auth. Rev. (Museum of Art) VRDO	3.040%	3/7/2008	11,600	11,600
Cleveland-Cuyahoga County OH Port
Auth. Rev. (Museum of Art) VRDO	3.060%	3/7/2008	5,000	5,000
Clinton County OH Hosp. Rev.
(Memorial Hosp.) VRDO	3.200%	3/7/2008 LOC	22,300	22,300
Clinton County OH Hosp. Rev.
(Memorial Hosp.) VRDO	3.250%	3/7/2008 LOC	5,350	5,350
Columbus OH City School Dist. BAN	3.750%	12/11/2008	4,000	4,018
1 Columbus OH City School Dist. School Fac.
Construction & Improvement GO TOB VRDO	3.180%	3/7/2008 (4)	5,490	5,490
1 Columbus OH City School Dist. School Fac.
Construction & Improvement GO TOB VRDO	3.260%	3/7/2008 (4)	4,445	4,445
1 Columbus OH City School Dist. TOB VRDO	3.190%	3/7/2008 (4)	10,230	10,230
1 Columbus OH City School Dist. TOB VRDO	3.210%	3/7/2008 (4)	3,120	3,120
1 Columbus OH City School Dist. TOB VRDO	3.410%	3/7/2008 (4)	7,640	7,640
1 Columbus OH GO TOB VRDO	3.190%	3/7/2008	6,000	6,000
1 Columbus OH GO TOB VRDO	3.410%	3/7/2008	4,360	4,360
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset Program)
VRDO	3.180%	3/7/2008 LOC	36,735	36,735
1 Columbus OH Sewer Rev. TOB VRDO	3.160%	3/7/2008	3,000	3,000
Columbus OH Sewer Rev. VRDO	3.300%	3/7/2008	3,530	3,530
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.450%	3/3/2008	9,350	9,350
Cuyahoga Falls OH BAN	3.750%	12/11/2008	3,750	3,762
Delaware County OH Port Auth. Econ. Dev. Rev.
(Columbus Zoological Park) VRDO	3.210%	3/7/2008 LOC	5,850	5,850
1 Franklin County OH Convention Fac. Rev. TOB VRDO	3.350%	3/7/2008	7,615	7,615
1 Franklin County OH Convention Fac. Rev. TOB VRDO	3.450%	3/7/2008 (2)	8,170	8,170
1 Franklin County OH GO TOB VRDO	3.410%	3/7/2008	22,470	22,470
Franklin County OH Hosp. Rev.
(U.S. Health Corp.) VRDO	3.020%	3/7/2008 LOC	1,025	1,025
Green City OH BAN	4.500%	7/16/2008	8,357	8,380
Greene County OH BAN	4.250%	5/21/2008	1,822	1,824
Greene County OH BAN	4.100%	11/18/2008	3,280	3,296
1 Hamilton County OH Sales Tax Rev. TOB VRDO	3.220%	3/7/2008 (4)	4,995	4,995
1 Hamilton County OH Sales Tax Rev. TOB VRDO	4.270%	3/7/2008 (2)	3,485	3,485
1 Hamilton County OH Sewer System Rev. TOB VRDO	3.160%	3/7/2008	7,500	7,500
1 Hamilton County OH Sewer System Rev. TOB VRDO	3.490%	3/7/2008 (1)	5,440	5,440
1 Hamilton OH City School Dist. GO TOB VRDO	3.210%	3/7/2008 (4)	19,675	19,675
1 Hilliard OH School Dist. TOB VRDO	3.490%	3/7/2008 (1)	8,525	8,525
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center) VRDO	3.180%	3/7/2008 LOC	3,300	3,300
Independence OH BAN	4.500%	5/2/2008	8,300	8,311
1 Lakewood OH City School Dist. GO TOB VRDO	3.410%	3/7/2008 (4)	4,000	4,000
1 Lakota OH Local School Dist. TOB VRDO	4.350%	3/7/2008 (3)	16,420	16,420
1 Licking County OH Joint Vocational School Dist.
TOB VRDO	3.260%	3/7/2008 (1)	2,085	2,085
Lorain County OH Sewer System BAN	4.500%	8/15/2008	2,400	2,408
1 Marysville OH Exempt Village School Dist. TOB VRDO	3.260%	3/7/2008 (1)	5,335	5,335
1 Marysville OH Exempt Village School Dist. TOB VRDO	3.260%	3/7/2008 (1)	4,850	4,850
Mason OH BAN	4.250%	3/13/2008	2,600	2,601
Mason OH BAN	4.500%	5/22/2008	1,000	1,002
Mason OH BAN	4.500%	5/22/2008	2,450	2,454
Mason OH BAN	4.500%	6/4/2008	2,000	2,004
Mason OH BAN	4.500%	6/19/2008	5,600	5,613
Mason OH BAN	4.500%	6/26/2008	1,750	1,754
Mason OH BAN	4.500%	7/2/2008	2,175	2,180
2 Mason OH BAN	3.000%	3/12/2009	2,550	2,569
Mason OH City School Dist. BAN	2.750%	2/5/2009	3,000	3,021
Mentor OH BAN	3.000%	8/29/2008	2,400	2,407
1 Miami Univ. of Ohio General Receipts Rev.
TOB VRDO	3.240%	3/7/2008 (4)	4,275	4,275
Montgomery County OH Hosp. Rev.
(Kettering Health) VRDO	3.140%	3/7/2008 (4)	8,000	8,000
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	2.950%	3/7/2008	10,000	10,000
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	3.200%	3/7/2008	3,600	3,600
1 Northeast Ohio Regional Sewer
Dist. Rev. TOB VRDO	3.410%	3/7/2008 (1)	7,000	7,000
1 Northeast Ohio Regional Sewer
Dist. Rev. TOB VRDO	3.410%	3/7/2008 (1)	5,580	5,580
1 Northeast Ohio Regional Sewer
Dist. Rev. TOB VRDO	3.410%	3/7/2008 (1)	4,700	4,700
1 Northeast Ohio Regional Sewer
Dist. Rev. TOB VRDO	3.410%	3/7/2008 (1)	10,005	10,005
Ohio Air Quality Dev. Auth. PCR
(Ohio Edison Co.) VRDO	4.150%	3/3/2008 LOC	13,730	13,730
1 Ohio Building Auth. Rev.
(Administration Building Fund) TOB VRDO	3.210%	3/7/2008 (4)	12,000	12,000
1 Ohio Building Auth. Rev.
(Administration Building Fund) TOB VRDO	3.410%	3/7/2008 (4)	3,175	3,175
1 Ohio Building Auth. Rev.
(Adult Correctional Building) TOB VRDO	3.200%	3/7/2008	7,180	7,180
Ohio Common Schools GO VRDO	2.850%	3/7/2008	13,345	13,345
Ohio Common Schools GO VRDO	3.000%	3/7/2008	2,400	2,400
Ohio GO	5.000%	8/1/2008	2,300	2,322
1 Ohio GO TOB VRDO	3.160%	3/7/2008	6,710	6,710
1 Ohio GO TOB VRDO	3.190%	3/7/2008	4,095	4,095
1 Ohio GO TOB VRDO	3.190%	3/7/2008	10,270	10,270
1 Ohio GO TOB VRDO	3.190%	3/7/2008	5,000	5,000
1 Ohio GO TOB VRDO	3.260%	3/7/2008 (2)	7,525	7,525
1 Ohio GO TOB VRDO	3.260%	3/7/2008	5,305	5,305
1 Ohio GO TOB VRDO	3.260%	3/7/2008	5,280	5,280
1 Ohio GO TOB VRDO	3.270%	3/7/2008	9,400	9,400
1 Ohio GO TOB VRDO	3.410%	3/7/2008	3,840	3,840
1 Ohio GO TOB VRDO	3.410%	3/7/2008	2,560	2,560
Ohio GO VRDO	2.850%	3/7/2008	4,250	4,250
Ohio GO VRDO	3.100%	3/7/2008	1,490	1,490
1 Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	3.190%	3/7/2008	5,155	5,155
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	1.000%	8/1/2008	10,800	10,800
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	4.000%	3/3/2008	17,500	17,500
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.000%	3/7/2008	6,650	6,650
Ohio Higher Educ. Fac. Comm. Rev.
(College Mount St. Joseph) VRDO	3.190%	3/7/2008 LOC	13,600	13,600
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	3.200%	3/7/2008	14,000	14,000
Ohio Higher Educ. Fac. Comm. Rev.
(Pooled Financing) VRDO	3.400%	3/7/2008 LOC	9,415	9,415
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.180%	3/7/2008 LOC	2,935	2,935
1 Ohio Higher Educ. GO TOB VRDO	3.190%	3/7/2008	4,875	4,875
1 Ohio Higher Educ. GO TOB VRDO	3.210%	3/7/2008	17,570	17,570
1 Ohio Housing Finance Agency Mortgage
Rev. TOB VRDO	3.210%	3/7/2008	6,660	6,660
1 Ohio Housing Finance Agency Mortgage
Rev. TOB VRDO	3.400%	3/7/2008	3,760	3,760
1 Ohio Housing Finance Agency Mortgage
Rev. TOB VRDO	3.510%	3/7/2008	5,255	5,255
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.870%	3/7/2008	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.870%	3/7/2008	9,040	9,040
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.050%	3/7/2008	6,760	6,760
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.050%	3/7/2008	10,000	10,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.050%	3/7/2008	4,700	4,700
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.050%	3/7/2008	14,000	14,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.150%	3/7/2008	7,630	7,630
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.200%	3/7/2008	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.350%	3/7/2008	8,000	8,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.350%	3/7/2008	3,285	3,285
1 Ohio Infrastructure Improvement GO TOB VRDO	3.190%	3/7/2008	7,215	7,215
Ohio Infrastructure Improvement GO VRDO	3.100%	3/7/2008	1,425	1,425
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	5,475	5,495
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.450%	3/3/2008	1,900	1,900
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.650%	3/3/2008	14,725	14,725
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.650%	3/3/2008	3,140	3,140
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.650%	3/3/2008	5,000	5,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.650%	3/3/2008	15,405	15,405
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.650%	3/3/2008	7,625	7,625
1 Ohio State Higher Ed 2006 Eclipse Trust TOB VRDO	3.260%	3/7/2008 LOC	4,990	4,990
Ohio State Univ. CP	2.730%	3/6/2008	22,400	22,400
Ohio State Univ. General Receipts Athens VRDO	3.180%	3/7/2008 (4)	510	510
1 Ohio State Univ. General Receipts Rev. TOB VRDO	3.410%	3/7/2008	1,725	1,725
Ohio State Univ. General Receipts Rev. VRDO	3.250%	3/7/2008	10,700	10,700
1 Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	4.160%	3/7/2008 (3)	16,500	16,500
Ohio Water Dev. Auth. PCR
(FirstEnergy Nuclear) VRDO	3.100%	3/7/2008 LOC	1,500	1,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.970%	3/7/2008 LOC	13,250	13,250
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.200%	3/7/2008 LOC	18,000	18,000
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	3.650%	3/3/2008 LOC	12,500	12,500
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.260%	3/7/2008	5,525	5,525
1 Ohio Water Dev. Auth. Rev.
(Drinking Water Fund) TOB VRDO	3.150%	3/7/2008	7,250	7,250
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	8.000%	3/7/2008 (1)	16,635	16,635
1 Ohio Water Dev. Auth. Rev. TOB VRDO	3.190%	3/7/2008	14,960	14,960
Orrville Ohio Ind. Dev.
(American Weather Seal Co.) VRDO	3.100%	3/7/2008 LOC	6,930	6,930
1 Pickerington OH Local School Dist. GO TOB VRDO	3.230%	3/7/2008 (4)	4,995	4,995
Port of Greater Cincinnati Dev. Auth.
(Sycamore Township Kenwood) VRDO	3.190%	3/7/2008 LOC	3,000	3,000
Port of Greater Cincinnati OH Dev. Auth. Rev.
(National Underground Railroad Freedom Center)
VRDO	3.200%	3/7/2008 LOC	6,800	6,800
Portage County OH BAN	4.000%	10/3/2008	6,700	6,719
Powell OH BAN	4.500%	4/24/2008	3,500	3,504
Rickenbacker OH Port Auth. Econ. Dev. Rev.
(YMCA of Central Ohio) VRDO	3.450%	3/7/2008 LOC	6,810	6,810
Stow OH BAN	4.000%	5/9/2008	17,145	17,156
Summit County OH Rev.
(Western Reserve Academy) VRDO	3.040%	3/7/2008 LOC	5,495	5,495
Toledo OH City Services Special Assessment VRDO	3.160%	3/7/2008 LOC	9,000	9,000
Union Township OH BAN	4.250%	9/17/2008	9,000	9,031
1 Univ. of Cincinnati OH General Receipts TOB VRDO	3.900%	3/7/2008 (1)	4,000	4,000
1 Univ. of Cincinnati OH General Receipts TOB VRDO	4.660%	3/7/2008 (1)	8,375	8,375
Willoughby OH BAN	4.000%	11/28/2008	6,350	6,380

Total Municipal Bonds
(Cost $1,110,507)				1,110,507

Other Assets and Liabilities - Net (0.9%)				10,324

Net Assets (100%)				1,120,831

Investment Securities: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.

Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At February 29, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund Schedule of Investments February 29, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.1%)

Adams County OH School Dist. GO	5.550%	12/1/2009 (1)	1,000	1,002
Akron OH GO	5.500%	12/1/2018 (1)	1,315	1,389
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/2027 (3)	6,300	6,062
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2014 (2)	2,625	2,733
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2015 (2)	2,865	2,983
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2016 (2)	1,015	1,057
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/2013	3,000	3,058
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2011 (3)(Prere.)	1,300	1,417
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2011 (3)(Prere.)	1,300	1,417
Avon OH Local School Dist. GO	5.250%	12/1/2013 (1)(Prere.)	2,400	2,625
Bowling Green OH City School Dist.
School Fac. Construction & Improvement GO	5.000%	12/1/2034 (4)	7,005	6,687
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/2010 (3)(Prere.)	2,250	2,409
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/2010 (3)(Prere.)	1,190	1,274
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/2024	5,000	4,633
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.875%	6/1/2047	5,000	4,493
Butler County OH GO	5.250%	12/1/2012 (Prere.)	1,570	1,712
Butler County OH GO	5.250%	12/1/2012 (Prere.)	1,655	1,805
Butler County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.000%	5/15/2031 (3)	5,000	4,511
Butler County OH Sewer System Rev.	5.375%	12/1/2009 (3)(Prere.)	1,230	1,296
Butler County OH Waterworks Rev.	5.250%	12/1/2021 (2)	4,000	4,119
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	805	870
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	1,080	1,168
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	950	1,027
Canal Winchester OH Local School Dist. GO	5.000%	6/1/2015 (1)(Prere.)	3,030	3,269
Centerville OH City School Dist. GO	5.000%	12/1/2030 (4)	9,260	9,002
Chillicothe OH City School Dist.	5.250%	12/1/2014 (3)(Prere.)	1,745	1,910
Cincinnati OH City School Dist.
Classroom Fac. Construction & Improvement	5.250%	12/1/2028 (3)	4,000	3,990
Cincinnati OH City School Dist. GO	5.375%	12/1/2011 (1)(Prere.)	3,350	3,607
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)(Prere.)	5,525	5,972
Cincinnati OH City School Dist.
Improvement GO	5.000%	12/15/2032 (4)	1,000	950
Cincinnati OH Water System Rev.	5.500%	6/1/2011 (Prere.)	1,380	1,479
Cincinnati OH Water System Rev.	5.500%	6/1/2011 (Prere.)	2,000	2,143
Cincinnati OH Water System Rev.	5.000%	12/1/2023 (1)	6,000	5,974
Cincinnati OH Water System Rev.	5.000%	12/1/2032	4,000	3,846
1 Cincinnati OH Water System Rev.
TOB VRDO	3.410%	3/7/2008	1,135	1,135
Cleveland OH Airport System Rev.	5.000%	1/1/2031 (4)	7,575	7,104
Cleveland OH GO	5.375%	9/1/2010 (2)	1,000	1,042
Cleveland OH GO	5.500%	12/1/2010 (3)(Prere.)	1,415	1,522
Cleveland OH GO	5.500%	12/1/2010 (3)(Prere.)	1,135	1,221
Cleveland OH GO	5.500%	12/1/2011 (3)	1,340	1,428
Cleveland OH GO	5.375%	9/1/2012 (2)	1,000	1,061
Cleveland OH GO	5.250%	8/1/2013 (3)(Prere.)	2,400	2,614
Cleveland OH GO	5.500%	10/1/2020 (2)	7,350	7,876
Cleveland OH GO	5.000%	10/1/2021 (2)	2,920	2,936
Cleveland OH GO	5.500%	10/1/2022 (2)	3,870	4,073
Cleveland OH School Dist. GO	0.000%	12/1/2008 (3)(ETM)	400	393
Cleveland OH State Univ. Rev.	5.250%	6/1/2019 (3)	2,825	2,902
Cleveland OH State Univ. Rev.	5.000%	6/1/2030 (3)	8,065	7,649
Cleveland OH Water Works Rev.	5.000%	1/1/2017	3,000	3,160
Cleveland OH Water Works Rev.	5.000%	1/1/2019	2,000	2,061
2 Cleveland OH Water Works Rev.	5.500%	1/1/2021 (1)	9,635	10,199
Cleveland OH Water Works Rev.	5.000%	1/1/2037 (1)	3,000	2,846
Columbus OH City School Dist. School
Fac. Construction & Improvement GO	5.250%	12/1/2014 (4)(Prere.)	2,390	2,616
Columbus OH City School Dist. School
Fac. Construction & Improvement GO	5.250%	12/1/2014 (4)(Prere.)	2,070	2,266
Columbus OH GO	5.000%	9/1/2011	5,000	5,323
Columbus OH GO	5.000%	6/15/2012	7,955	8,507
Columbus OH GO	5.000%	9/1/2016	9,225	9,942
Columbus OH Sewer Rev.	5.000%	6/1/2031	4,000	3,804
Cuyahoga County OH
(Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,146
Cuyahoga County OH
(Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,146
Cuyahoga County OH
(Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,146
Cuyahoga County OH
(Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	1,710	1,835
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation)	6.000%	1/1/2032	10,000	10,136
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.450%	3/3/2008	4,800	4,800
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.450%	3/3/2008	5,550	5,550
Dayton OH City School Dist. (School Fac.)	5.000%	12/1/2029 (3)	8,000	7,554
Defiance OH Waterworks System GO	5.650%	12/1/2008 (2)(Prere.)	1,130	1,179
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.500%	8/15/2022	1,750	1,740
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.250%	8/15/2046	5,000	4,418
Fairborn OH City School Dist. School
Improvement GO	5.500%	12/1/2016 (3)	1,840	1,961
Fairborn OH City School Dist. School
Improvement GO	5.375%	12/1/2020 (3)	1,200	1,243
Fairfield County OH Hosp. Rev.
(Lancaster-Fairfield Hosp.)	5.375%	6/15/2015 (1)	3,000	3,172
Franklin County OH GO	5.000%	12/1/2031	5,000	4,904
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/2019	4,035	3,991
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/2021	4,465	4,309
Gallia County OH Hosp. Rev.
(Holzer Medical Center)	5.125%	10/1/2013 (2)	2,000	2,040
Gallia County OH Local School Dist.	5.000%	12/1/2026 (4)	2,075	2,048
Gallia County OH Local School Dist.	5.000%	12/1/2027 (4)	2,180	2,145
Gallia County OH Local School Dist.	5.000%	12/1/2030 (4)	5,000	4,861
Gallia County OH Local School Dist.	5.000%	12/1/2033 (4)	5,000	4,831
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/2030 (1)	4,040	3,896
Garfield Heights OH City School Dist.
School Improvement GO	5.500%	12/15/2011 (1)(Prere.)	1,640	1,774
Greater Cleveland OH Regional
Transp. Auth. GO	5.375%	12/1/2008 (3)(Prere.)	1,665	1,717
1 Greene County OH Sewer System
Rev. TOB VRDO	4.660%	3/7/2008 (2)(4)	500	500
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	6/1/2014 (3)(Prere.)	1,270	1,384
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/2020 (3)	1,185	1,213
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/2021 (3)	1,245	1,268
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/2023 (3)	1,380	1,390
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/2024 (3)	185	186
Hamilton County OH Econ. Dev. Rev.
(King Highland Community Urban)	5.250%	6/1/2028 (1)	7,290	7,159
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.200%	5/15/2009 (1)	1,365	1,383
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/2019 (3)	2,865	2,932
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/2020 (3)	3,020	3,067
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2025 (2)	5,000	4,885
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2026 (2)	5,000	4,857
Hamilton County OH Sales Tax Rev.
(Hamilton County Football)	5.500%	6/1/2008 (1)(Prere.)	575	585
Hamilton County OH Sewer System Rev.	5.450%	12/1/2009 (3)	3,250	3,391
Hamilton County OH Sewer System Rev.	5.625%	6/1/2010 (1)(Prere.)	755	806
Hamilton County OH Sewer System Rev.	5.625%	6/1/2010 (1)(Prere.)	965	1,030
Hamilton County OH Sewer System Rev.	5.250%	12/1/2011 (1)(Prere.)	1,000	1,072
Hamilton County OH Sewer System Rev.	5.250%	12/1/2011 (1)(Prere.)	1,355	1,453
Hamilton County OH Sewer System Rev.	5.000%	12/1/2031 (1)	5,300	5,072
Hamilton OH City School Dist. GO	5.000%	12/1/2034 (4)	2,250	2,170
Highland OH Local School Dist.
School Improvement GO	5.750%	12/1/2011 (4)(Prere.)	1,510	1,646
Hilliard OH School Dist. GO	0.000%	12/1/2012 (3)	3,220	2,680
Hilliard OH School Dist. GO	0.000%	12/1/2013 (3)	3,220	2,538
Hilliard OH School Dist. GO	0.000%	12/1/2014 (3)	2,720	2,025
Hilliard OH School Dist. GO	0.000%	12/1/2015 (3)	3,720	2,613
Hilliard OH School Dist. GO	5.250%	12/1/2016 (3)	2,000	2,128
Hilliard OH School Dist. GO	5.000%	12/1/2027 (1)	2,895	2,820
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center)	5.250%	12/1/2037	3,475	3,155
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/2011 (Prere.)	1,295	1,401
Jackson OH Local School Dist. Stark &
Summit Counties Construction & Improvement	5.250%	6/1/2014 (3)(Prere.)	4,350	4,742
Kent State Univ. Ohio Univ. Rev. VRDO	8.950%	3/7/2008 (1)	4,800	4,800
Lake County OH Hosp. Fac. Rev.
(Lake Hosp. System Inc.)	5.375%	8/15/2008 (2)(Prere.)	2,900	2,967
Lake Ohio Local School Dist. Stark
County OH GO	5.750%	12/1/2010 (3)(Prere.)	1,000	1,073
Little Miami Ohio Local School Dist.	5.250%	12/1/2016 (4)(Prere.)	3,235	3,554
Logan Hocking OH Local School Dist. GO	5.500%	12/1/2011 (1)(Prere.)	1,675	1,811
Lorain County OH GO	5.500%	12/1/2022 (3)	1,500	1,544
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	6.000%	9/1/2008 (1)	1,250	1,270
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/2021	4,000	4,009
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/2014 (1)(ETM)	5,360	5,425
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/2014 (1)	640	646
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/2015 (2)	2,500	2,568
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/2017 (2)	2,075	2,119
Mad River OH Local School Dist. GO	5.750%	12/1/2012 (3)(Prere.)	1,195	1,319
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,095	2,290
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,035	2,225
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,140	2,340
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	3,000	3,280
Marysville OH WasteWater
Treatment System Rev.	5.000%	12/1/2031 (10)	2,720	2,503
Marysville OH WasteWater
Treatment System Rev.	5.000%	12/1/2037 (10)	7,545	6,892
Mason OH City School Dist.
School Improvement GO	5.000%	12/1/2035	2,000	1,924
Miami Univ. of Ohio General
Receipts Refunding	5.250%	12/1/2020 (2)	2,000	2,035
Middletown OH City School Dist. GO	5.000%	12/1/2023 (4)	5,345	5,316
Milford OH Exempt Village School
Dist. School Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,425	1,566
Milford OH Exempt Village School
Dist. School Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,600	1,758
Montgomery County OH Hosp. Rev.
(Kettering Health) VRDO	3.140%	3/7/2008 (4)	2,000	2,000
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	3,270	3,517
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/2030	7,630	7,016
New Albany Plain OH Local School Dist. GO	5.500%	6/1/2012 (3)(Prere.)	500	542
New Albany Plain OH Local School Dist. GO	5.500%	12/1/2017 (3)	675	722
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2011 (2)	1,200	1,053
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2012 (2)	1,700	1,419
North Olmsted OH GO (Library Improvement)	5.500%	12/1/2010 (3)(Prere.)	1,355	1,445
1 Northeast Ohio Regional Sewer
Dist. Rev. TOB VRDO	3.410%	3/7/2008 (1)	3,500	3,500
Oak Hills OH Local School Dist. GO	7.200%	12/1/2009 (1)	1,625	1,691
Ohio Building Auth. Rev.
(State Correctional Fac.)	5.750%	4/1/2010 (Prere.)	2,000	2,133
Ohio Building Auth. Rev.
(State Fac. Art Building)	5.500%	4/1/2011 (Prere.)	1,585	1,694
Ohio Building Auth. Rev.
(State Fac. Art Building)	5.500%	4/1/2011 (Prere.)	1,500	1,603
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/2017 (4)	1,305	1,392
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/2018 (4)	1,380	1,459
Ohio GO	5.000%	9/15/2011	5,715	6,083
Ohio GO	4.500%	9/15/2022 (1)	5,000	4,694
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/2011 (2)	6,110	6,473
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.500%	10/1/2012 (Prere.)	5,000	5,446
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/2013 (Prere.)	3,885	4,199
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.250%	12/1/2026 (1)	3,520	3,566
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/2027	2,115	2,030
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.500%	11/1/2011 (Prere.)	1,000	1,088
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/2025	5,535	5,420
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/2026	5,815	5,665
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/2032	6,595	6,280
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.850%	4/1/2009 (1)(Prere.)	2,875	3,024
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/2032	3,415	3,137
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College)	5.000%	7/1/2041	5,000	4,507
Ohio Higher Educ. Fac. Comm. Rev.
(Mount Union College) VRDO	3.040%	3/7/2008 LOC	1,330	1,330
Ohio Higher Educ. Fac. Comm. Rev.
(Northern Univ.)	5.000%	5/1/2026	5,275	5,026
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College)	5.000%	10/1/2033	5,000	4,757
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/2046	9,000	7,780
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. of Dayton)	5.375%	12/1/2016 (2)	1,795	1,901
Ohio Highway Capital Improvements GO	5.250%	5/1/2009	5,000	5,165
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2011	2,800	2,967
Ohio State Univ. General Receipts Rev.	5.250%	6/1/2023	3,000	3,041
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2018	3,150	3,302
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2019	2,235	2,343
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2020	1,570	1,646
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2024 (3)	5,000	5,161
Ohio Water Dev. Auth. PCR	5.000%	12/1/2011	4,030	4,304
Ohio Water Dev. Auth. PCR	5.500%	6/1/2023	2,155	2,290
Ohio Water Dev. Auth. PCR
(FirstEnergy) VRDO	3.650%	3/3/2008 LOC	5,200	5,200
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,170	2,344
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,735	2,954
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,100	2,268
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.000%	6/1/2014 (Prere.)	6,300	6,780
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/2022	4,690	5,018
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/2023	1,225	1,302
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/2023	1,115	1,186
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/2009 (2)(ETM)	620	642
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	8.000%	3/7/2008 (1)	3,850	3,850
Olentangy OH Local School Dist. GO	5.500%	6/1/2012 (4)(Prere.)	1,200	1,301
Olentangy OH Local School Dist. GO	5.000%	6/1/2016 (4)(Prere.)	1,235	1,330
Olentangy OH Local School Dist. GO	5.500%	12/1/2016 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/2030 (4)	3,765	3,660
Olentangy OH Local School
Dist. School Fac. Construction & Improvement	5.250%	6/1/2014 (3)(Prere.)	1,400	1,526
Olentangy OH Local School
Dist. School Fac. Construction & Improvement	5.500%	6/1/2014 (3)(Prere.)	2,750	3,036
Olentangy OH Local School
Dist. School Fac. Construction & Improvement	5.500%	6/1/2014 (3)(Prere.)	1,300	1,435
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.250%	11/1/2008 (Prere.)	2,000	2,055
Reynoldsburg OH School Dist. GO	0.000%	12/1/2009 (3)	1,465	1,389
Reynoldsburg OH School Dist. GO	0.000%	12/1/2010 (3)	1,465	1,341
Richland County OH GO	6.950%	12/1/2011 (2)	450	451
Richland County OH GO	5.400%	12/1/2015 (2)	1,120	1,122
Rocky River OH City School Dist. GO	5.375%	12/1/2017	2,200	2,371
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2013 (1)(Prere.)	1,215	1,329
Summit County OH GO	6.250%	12/1/2010 (3)(Prere.)	1,420	1,555
Summit County OH GO	6.500%	12/1/2010 (3)(Prere.)	2,000	2,204
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	2,020	2,247
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,420	1,580
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,910	2,125
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,800	2,002
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,595	1,774
Summit County OH Sanitary Sewer
System Improvement GO	5.500%	12/1/2011 (3)(Prere.)	1,015	1,106
Tallmadge OH City School Dist.	5.000%	12/1/2028 (4)	3,030	2,938
Teays Valley OH Local School Dist. GO	5.000%	12/1/2027 (1)	3,040	2,969
Tri Valley OH Local School Dist. GO	5.500%	12/1/2016 (3)	1,255	1,357
Tri Valley OH Local School Dist. GO	5.500%	12/1/2019 (3)	1,785	1,916
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/2010 (3)(Prere.)	2,545	2,687
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/2033 (4)	5,000	4,748
Univ. of Cincinnati OH COP	5.500%	6/1/2014 (1)	1,000	1,048
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,500	1,633
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	2,500	2,721
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,285	1,399
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,595	2,799
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,880	3,106
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,000	2,157
Univ. of Cincinnati OH General Receipts	5.000%	6/1/2028 (1)	5,000	4,775
1 Univ. of Cincinnati OH General Receipts
TOB VRDO	3.900%	3/7/2008 (1)	4,995	4,995
Univ. of Toledo OH General Receipts	5.250%	6/1/2011 (3)(Prere.)	1,080	1,149
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	2,000	2,143
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	1,225	1,313
Woodridge OH School Dist. GO	6.800%	12/1/2014 (2)	2,000	2,212
Wooster OH School Dist. GO	0.000%	12/1/2009 (4)	2,195	2,088
Wooster OH School Dist. GO	0.000%	12/1/2010 (4)	2,265	2,086
Wooster OH School Dist. GO	0.000%	12/1/2011 (4)	2,315	2,043
Outside Ohio:
Puerto Rico GO	5.000%	7/1/2014 (Prere.)	1,260	1,359
Puerto Rico GO	5.500%	7/1/2020 (1)	1,600	1,641
Puerto Rico GO	5.500%	7/1/2029	1,500	1,417
Puerto Rico GO	5.000%	7/1/2034	740	664
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2014 (Prere.)	3,400	3,755
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	3,000	3,099
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (4)	2,500	2,548
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev.	5.500%	7/1/2021 (1)	2,000	2,025
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	995	1,071
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,005	3,236
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	305	334
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	6,400	255
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2017	2,000	2,013

Total Municipal Bonds
(Cost $723,888)				708,921

Other Assets and Liabilities-Net (1.9%)				13,553

Net Assets (100%)				722,474

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $10,130,000, representing 1.4% of net assets.
2 Securities with a value of $688,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $725,048,000. Net unrealized depreciation of investment securities for tax purposes was $16,127,000, consisting of unrealized gains of $11,563,000 on securities that had risen in value since their purchase and $27,690,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(120)	14,235	(325)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted Prices		(325)
Level 2- Other Significant Observable Inputs	708,921
Level 3- Significant Unobservable Inputs
Total	708,921	(325)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.